Description of Business (Details)	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Nov. 15, 2018
Number of vessels owned	45
Weighted average age, weighted by TEU capacity	13 years 3 months 16 days
Poseidon Transaction [Member]
Number of vessels purchased		20
Number of vessels owned		19
GSL Matisse And Utrillo [Member]
Number of vessels to be sold	2
Argos [Member] | Poseidon Transaction [Member]
Number of vessels sold		1